F2 Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Finance Income And Expenses [Abstract]
Summary of Financial Income and Expenses
Financial income and expenses 1)
	2019		2018	2017
Contractual interest on ﬁnancial assets	1,395		580	472
of which on ﬁnancial assets at amortized cost	591		422	353
Net revaluation gains and losses on financial assets	(100)		(429)	(522)
Financial income	1,295		151	(50)

Contractual interest on ﬁnancial liabilities	(1,392)		(1,430)	(1,144)
of which on ﬁnancial liabilities at amortized cost	(302)		(474)	(559)
Net revaluation gains and losses on financial liabilities	(69)		(27)	—

Lease interest expense	(551)		—	—
Other financial expenses	(690)	2)	(575)	(426)
Financial expenses	(2,702)		(2,032)	(1,570)

Net foreign exchange gains/losses	(395)		(824)	405
Financial income and expenses, net	(1,802)		(2,705)	(1,215)

Net gains and losses on financial instruments below includes foreign exchange gains and losses:
Financial instruments at fair value through profit or loss 3)	758		887	(127)
Financial liabilities designated at fair value through profit or loss	(1,322)		(2,087)	—
Financial assets at amortized cost	—		—	(103)
Financial assets at fair value through OCI / available for sale 4)	—		(81)	40
Financial liabilities at amortized cost	—		—	72

1)   New presentation of financial income and expenses resulted in restatement of 2018 and 2017 balances – for more information see note A3, “Changes in accounting policies.”

2)   Including gain of SEK 258 million relating to partial settlement of pension plan liabilities.

3)   Excluding net gain from derivatives hedging operating assets and liabilities, SEK 30 million (net loss of SEK 128 million in 2018 and net loss of SEK 451 million in 2017), reported as Cost of sales. Excluding net loss from revaluation of customer finance receivables of SEK 650 million (net loss of SEK 1,059 million in 2018), reported as Selling and administrative expenses. Net gains and losses in 2017 include gains and losses on liabilities with fair value hedge.

4)   Available for sale assets in 2017 only, prior to implementation of IFRS 9.